Financial Instruments - Summary of Sensitivity Analysis of Foreign Exchange Rate (Detail) - Currency Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RMB [Member]
Disclosure Of Detailed Information About Sensitivity Analysis of Foreign Exchange Rate [Line Items]
Impact on loss for the year	$ 576	$ 1,872	$ 659
Australian Dollars ("AUD") [Member]
Disclosure Of Detailed Information About Sensitivity Analysis of Foreign Exchange Rate [Line Items]
Impact on loss for the year	$ 389	$ 323	$ 26